CAPITAL MANAGEMEN (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL MANAGEMENT
Summary of total capital under administration and regulation

	12/31/2024	12/31/2023 (*)
Capital Stock	437,731	442,672
Paid in capital	554,292,371	554,292,371
Inflation Adjustment of capital stock	59,149,131	61,410,001
Treasury shares	18,991	14,050
Inflation adjustment of treasury shares	8,690,435	6,429,565
Cost of Treasury shares	(21,167,430)	(11,250,573)
Reserves	93,268,053	9,380,391
Retained earnings	124,958,516	111,798,898
Other comprehensive income	2,958,644	13,914,935
Shareholders' Equity attributable to owners of the parent company	822,606,442	746,432,310
Shareholders' Equity attributable to non-controlling interests	1,088,761	598,182
TOTAL SHAREHOLDERS' EQUITY	823,695,203	747,030,492
(*) Historical values adjustment for inflation.

Summary of Computable Patrimonial Liability

	12/31/2024	12/31/2023 (*)
Basic Shareholder´s Equity
Tier One Ordinary Capital	824,470,904	732,667,574
(Deductible concepts)	(233,821,244)	(222,220,695)
Additional Tier One Capital	—	—
(Deductible concepts)	—	—
Group Funds	—	—
Computable Patrimonial Responsability	590,649,660	510,446,879
(*) Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes

Summary of a detail of the determined requirement

	12/31/2024	12/31/2023 (*)
Credit risk	207,256,530	136,872,371
Operational risk	74,466,666	51,026,023
Market risk	17,327,442	6,484,215
Requirement	299,050,638	194,382,609
Integration	590,649,660	510,446,879
Excess	291,599,022	316,064,270
(*) Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes.